CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 69,895	$ 10,100	¥ 63,461
Restricted cash	6,948	1,007	33,837
Accounts and notes receivable, net	49,969	7,245	47,951
Prepayment and other current assets, net	46,856	6,794	60,460
Total current assets	173,668	25,180	205,709
Non-current assets:
Property, equipment and software, net			3,467
Intangible assets, net			17,711
Operating lease right-of-use assets	10,135	1,469	5,104
Long-term investments	5,383	780	5,357
Goodwill	45,561	6,606	115,414
Other non-current assets	522	76	313
Total non-current assets	61,601	8,931	147,366
Total assets	235,269	34,111	353,075
Current liabilities:
Accounts payable	5,308	770	29,577
Advance from customers	3,695	536	15,401
Salary and welfare benefits payable	32,944	4,776	39,870
Short-term borrowings	3,200	459	7,000
Other taxes payable	24,727	3,585	21,822
Current portion of deferred revenue	1,345	195	4,139
Current portion	5,200	753	2,589
Guarantee liabilities			4,073
Other current liabilities	23,821	3,455	27,313
Total current liabilities	100,209	14,529	151,784
Long-term borrowings (including Long-term borrowings of the consolidated variable interest entities "VIEs") without recourse to the primary beneficiary of nil and RMB 1,546 as of December 31, 2021 and 2022, respectively)	1,500	224
Non-current portion of deferred revenue (including non-current portion of deferred revenue of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of RMB 98 and RMB 18 as of December 31, 2021 and 2022, respectively)	18	3	98
Deferred tax liability (including deferred tax liability of the consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2021 and 2022, respectively)			5,451
Long-term operating lease liabilities (including long-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of nil and RMB659 as of December 31, 2021 and 2022, respectively)	7,494	1,087	1,475
Warrant liability (including Warrant liability of the consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2021 and 2022, respectively)	24,376	3,534
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2021 and 2022, respectively)	492	71	957
Liabilities, Noncurrent	33,926	4,919	7,981
Total liabilities	134,135	19,448	159,765
Commitments and contingencies
Shareholders' equity:
Treasury stock (14,907,047 and 14,907,047 treasury stock as of December 31, 2021 and 2022, respectively)	(45,886)	(6,653)	(45,886)
Additional paid-in capital	1,296,951	188,040	1,231,135
Accumulated deficit	(1,141,800)	(165,543)	(983,645)
Accumulated other comprehensive loss	(8,416)	(1,220)	(7,408)
Total TuanChe Limited shareholders' equity	101,134	14,663	194,413
Non-controlling interests			(1,103)
Total shareholders' equity	101,134	14,663	193,310
TOTAL LIABILITIES AND EQUITY	235,269	34,111	353,075
Class A ordinary shares
Shareholders' equity:
Ordinary shares	235	34	182
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 35	$ 5	¥ 35